Financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 8,951	$ 10,277
Total non-current financial assets	1,127	926
Total financial assets	10,078	11,203
Current financial liabilities	8,743	7,468
Non-current financial liabilities	22,713	22,995
Total of financial liabilities	31,456	30,463
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,577	7,372
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	188	194
Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	572
Total non-current financial assets	463	203
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,614	2,297
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	577	651
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	12	9
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	75	63
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	6,203	5,565
Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	142	94
Non-current financial liabilities	178	52
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,093	518
Non-current financial liabilities	17,211	17,616
Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	169	160
Non-current financial liabilities	465	508
Subordinate Notes [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	15	4
Non-current financial liabilities	742	741
Railway Concession [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	629	570
Other Financial Liabilities Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	216	235
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	276	322
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,313	2,254
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,790	1,824
Loans And Receivables Or Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,719	7,533
Total non-current financial assets	589	660
Total financial assets	6,308	8,193
Current financial liabilities	8,601	7,374
Non-current financial liabilities	20,208	20,689
Total of financial liabilities	28,809	28,063
Loans And Receivables Or Amortized Cost [Member] | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	5,577	7,372
Loans And Receivables Or Amortized Cost [Member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	142	161
Loans And Receivables Or Amortized Cost [Member] | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	577	651
Loans And Receivables Or Amortized Cost [Member] | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	12	9
Loans And Receivables Or Amortized Cost [Member] | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	6,203	5,565
Loans And Receivables Or Amortized Cost [Member] | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	1,093	518
Non-current financial liabilities	17,211	17,616
Loans And Receivables Or Amortized Cost [Member] | Leases [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	169	160
Non-current financial liabilities	465	508
Loans And Receivables Or Amortized Cost [Member] | Subordinate Notes [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	15	4
Non-current financial liabilities	742	741
Loans And Receivables Or Amortized Cost [Member] | Railway Concession [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	629	570
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities Related Parties [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	216	235
Loans And Receivables Or Amortized Cost [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	276	322
Loans And Receivables Or Amortized Cost [Member] | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,790	1,824
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,232	2,744
Total non-current financial assets	463	203
Total financial assets	3,695	2,947
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	188	194
Financial assets at fair value through profit or loss, category [member] | Derivative Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	572	414
Total non-current financial assets	463	203
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	2,472	2,136
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	75	63
Total financial assets	75	63
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	75	63
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	142	94
Non-current financial liabilities	2,505	2,306
Total of financial liabilities	2,647	2,400
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	142	94
Non-current financial liabilities	178	52
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	14
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 2,313	$ 2,254